Financial Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount
Carrying amounts and estimated fair values of financial instruments
Long-term debt	$ 4,726	$ 4,598	$ 4,039
Derivative instruments	1,034	1,048	109
Fair Value
Carrying amounts and estimated fair values of financial instruments
Long-term debt	4,809	4,582	4,451
Derivative instruments	$ 1,034	$ 1,048	$ 109